Investment Securities (Tables)	6 Months Ended
Sep. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Amortized Costs Gross Unrealized Gain Loss and Estimated Fair Values
The following tables present the amortized cost, gross unrealized gains and losses, and fair value of Available-for-sale debt securities and Held-to-maturity debt securities at March 31, 2025 and September 30, 2025:

At March 31, 2025:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥22,314,148	¥2,326	¥232,617	¥22,083,857
Japanese prefectural and municipal bonds	319,774	3	9,779	309,998
Foreign government and official institution bonds	4,149,418	11,679	82,628	4,078,469
Corporate bonds	905,194	10,213	11,524	903,883
Residential mortgage-backed securities	1,121,879	583	211	1,122,251
Asset-backed securities	1,405,859	7,491	1,199	1,412,151
Other debt securities	502,359	3,709	3,509	502,559
Total	¥30,718,631	¥36,004	¥341,467	¥30,413,168
Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥14,354,434	¥4	¥395,239	¥13,959,199
Japanese prefectural and municipal bonds	2,545,627	—	93,141	2,452,486
Corporate bonds	214,949	—	3,602	211,347
Residential mortgage-backed securities	4,690,277	10,826	148,066	4,553,037
Asset-backed securities	1,466,898	4,447	421	1,470,924
Total	¥23,272,185	¥15,277	¥640,469	¥22,646,993

At September 30, 2025:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥17,310,018	¥1,137	¥281,488	¥17,029,667
Japanese prefectural and municipal bonds	215,360	2	8,725	206,637
Foreign government and official institution bonds	4,203,012	24,194	56,235	4,170,971
Corporate bonds	897,787	10,218	11,396	896,609
Residential mortgage-backed securities	1,066,533	751	174	1,067,110
Asset-backed securities	1,391,937	9,741	1,637	1,400,041
Other debt securities	438,894	3,977	2,407	440,464
Total	¥25,523,541	¥50,020	¥362,062	¥25,211,499
Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥14,429,441	¥—	¥452,027	¥13,977,414
Japanese prefectural and municipal bonds	2,700,544	—	101,255	2,599,289
Corporate bonds	239,104	—	3,764	235,340
Residential mortgage-backed securities	4,535,817	29,607	110,434	4,454,990
Asset-backed securities	1,940,426	6,674	1,125	1,945,975
Total	¥23,845,332	¥36,281	¥668,605	¥23,213,008

Amortized Cost and Fair Value by Contractual Maturity	Debt securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥1,677,742	¥1,670,627	¥12,677,320
Due from one year to five years	7,438,053	7,286,660	5,636,464
Due from five years to ten years	8,035,027	7,679,672	4,848,036
Due after ten years	6,694,510	6,576,049	2,049,679
Total	¥23,845,332	¥23,213,008	¥25,211,499

Investments by Length and Category in Continuous Loss Position
The following tables show the gross unrealized losses and fair value of Available-for-sale debt securities at March 31, 2025 and September 30, 2025 by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2025:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥19,809,049	¥109,736	¥1,160,183	¥122,881	¥20,969,232	¥232,617	311
Japanese prefectural and municipal bonds	30,167	82	279,731	9,697	309,898	9,779	282
Foreign government and official institution bonds	710,517	9,198	1,584,560	73,430	2,295,077	82,628	104
Corporate bonds	206,591	3,069	413,226	8,455	619,817	11,524	483
Residential mortgage-backed securities	—	—	274,894	211	274,894	211	9
Asset-backed securities	244,037	1,193	1,252	6	245,289	1,199	25
Other debt securities	213,737	423	48,799	3,086	262,536	3,509	74
Total	¥21,214,098	¥123,701	¥3,762,645	¥217,766	¥24,976,743	¥341,467	1,288

	Less than 12 months		12 months or more		Total
At September 30, 2025:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥12,542,279	¥139,549	¥1,112,831	¥141,939	¥13,655,110	¥281,488	297
Japanese prefectural and municipal bonds	1,000	1	205,552	8,724	206,552	8,725	224
Foreign government and official institution bonds	401,453	998	1,393,032	55,237	1,794,485	56,235	78
Corporate bonds	160,628	1,675	426,738	9,721	587,366	11,396	440
Residential mortgage-backed securities	—	—	262,048	174	262,048	174	9
Asset-backed securities	173,572	1,637	38	—	173,610	1,637	20
Other debt securities	163,532	21	57,390	2,386	220,922	2,407	59
Total	¥13,442,464	¥143,881	¥3,457,629	¥218,181	¥16,900,093	¥362,062	1,127

Net Realized Gains (Losses) on Sales of Equity Securities and Net Unrealized Gains (Losses) on Equity Securities Still Held at the Reporting Date
The following table presents net realized gains (losses) on sales of equity securities, and net unrealized gains (losses) on equity securities still held at September 30, 2024 and 2025.

	Six months ended September 30,
	2024	2025
	(in millions)
Net gains (losses) recognized during the period(1)	¥(474,755)	¥520,036
Less:
Net gains (losses) recognized during the period on equity securities sold during the period	(97,385)	20,281
Net unrealized gains (losses) recognized during the reporting period still held at the reporting date	¥(377,370)	¥499,755

Note:
(1)Included in Investment securities gains (losses)—net.

Carrying Value of Nonmarketable Equity Securities
The following table presents the carrying value of nonmarketable equity securities that are measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes (“measurement alternative”), held at March 31, 2025 and September 30, 2025.

	March 31, 2025	September 30, 2025
	(in millions)
Measurement alternative balance	¥603,633	¥610,114

Related Adjustments for Nonmarketable Equity Securities
The related adjustments for these securities during the six months ended September 30, 2024 and 2025 were as follows:

	Six months ended September 30,
	2024	2025
	(in millions)
Measurement alternative impairment losses(1)(4)	¥(14,782)	¥(13,876)
Measurement alternative downward changes for observable prices(1)(2)(3)(5)	¥—	¥—
Measurement alternative upward changes for observable prices(1)(2)(3)(6)	¥6,309	¥1,383

Notes:
(1)Included in Investment securities gains (losses)—net.
(2)Under the measurement alternative, nonmarketable equity securities are carried at cost plus or minus changes resulting from observable prices in orderly transactions for the identical or a similar investment of the same issuer.
(3)The MUFG Group applied measurement alternative downward or upward changes to certain nonmarketable equity securities, resulting from observable prices in orderly transactions, such as partial repurchase and transactions by other entities.
(4)The cumulative impairment losses at March 31, 2025 and September 30, 2025 were ¥65,989 million and ¥79,712 million, respectively.
(5)The cumulative downward changes for observable prices at March 31, 2025 and September 30, 2025 were ¥2,961 million and ¥2,961 million, respectively.
(6)The cumulative upward changes for observable prices at March 31, 2025 and September 30, 2025 were ¥66,132 million and ¥67,161 million, respectively.